FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Banks — 15.9%
412,537	Bank of America Corp. (a)	$14,030,383
412,962	Citizens Financial Group, Inc. (a)	13,503,857
250,327	Comerica, Inc. (a)	13,162,194
1,077,907	Huntington Bancshares, Inc. (a)	13,721,756
83,871	JPMorgan Chase & Co. (a)	14,623,748
90,982	PNC Financial Services Group (The), Inc. (a)	13,757,388
172,104	Popular, Inc. (a)	14,706,287
709,641	Regions Financial Corp. (a)	13,248,998
		110,754,611
	Capital Markets — 3.9%
36,423	Goldman Sachs Group (The), Inc. (a)	13,986,796
151,307	Morgan Stanley (a)	13,200,023
		27,186,819
	Chemicals — 2.0%
181,805	CF Industries Holdings, Inc. (a)	13,728,096
	Communications Equipment — 2.0%
277,849	Cisco Systems, Inc. (a)	13,942,463
	Consumer Finance — 8.3%
76,759	American Express Co. (a)	15,408,602
106,851	Capital One Financial Corp. (a)	14,459,077
130,740	Discover Financial Services (a)	13,795,685
373,453	Synchrony Financial (a)	14,516,118
		58,179,482
	Financial Services — 8.2%
407,209	Equitable Holdings, Inc. (a)	13,311,662
33,111	Mastercard, Inc., Class A (a)	14,874,455
731,100	MGIC Investment Corp. (a)	14,505,024
53,715	Visa, Inc., Class A (a)	14,678,161
		57,369,302
	Food Products — 1.5%
182,983	Archer-Daniels-Midland Co. (a)	10,170,195
	Health Care Equipment & Supplies — 2.1%
129,192	Abbott Laboratories (a)	14,618,075
	Health Care Providers & Services — 3.7%
29,589	Elevance Health, Inc. (a)	14,600,396
30,046	Humana, Inc. (a)	11,359,191
		25,959,587
	Household Durables — 2.0%
92,900	Lennar Corp., Class A (a)	13,921,065
	Insurance — 4.1%
172,034	Aflac, Inc. (a)	14,509,347
176,706	Principal Financial Group, Inc. (a)	13,977,445
		28,486,792
	IT Services — 4.1%
40,267	Accenture PLC, Class A (a)	14,652,356
181,857	Cognizant Technology Solutions Corp., Class A (a)	14,024,812
		28,677,168

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery — 4.1%
310,302	Mueller Industries, Inc. (a)	$14,894,496
48,424	Snap-on, Inc. (a)	14,039,570
		28,934,066
	Media — 4.1%
421,836	Interpublic Group of (The) Cos., Inc. (a)	13,916,369
159,644	Omnicom Group, Inc. (a)	14,428,625
		28,344,994
	Metals & Mining — 8.1%
334,008	Freeport-McMoRan, Inc. (a)	13,256,777
80,175	Nucor Corp. (a)	14,987,113
51,216	Reliance Steel & Aluminum Co. (a)	14,618,071
111,190	Steel Dynamics, Inc. (a)	13,419,521
		56,281,482
	Oil, Gas & Consumable Fuels — 11.6%
92,799	Chevron Corp. (a)	13,681,357
84,679	Chord Energy Corp. (a)	13,020,243
201,003	Civitas Resources, Inc. (a)	13,027,004
121,000	ConocoPhillips (a)	13,536,270
137,366	Exxon Mobil Corp. (a)	14,122,599
644,362	Magnolia Oil & Gas Corp., Class A (a)	13,286,744
		80,674,217
	Paper & Forest Products — 2.0%
206,229	Louisiana-Pacific Corp. (a)	13,724,540
	Pharmaceuticals — 2.0%
520,198	Pfizer, Inc. (a)	14,086,962
	Semiconductors & Semiconductor Equipment — 6.1%
17,911	Lam Research Corp. (a)	14,779,620
170,256	Micron Technology, Inc. (a)	14,599,452
82,180	Texas Instruments, Inc. (a)	13,158,661
		42,537,733
	Software — 2.1%
37,372	Microsoft Corp. (a)	14,858,360
	Technology Hardware, Storage & Peripherals — 1.9%
155,866	NetApp, Inc. (a)	13,591,515
	Total Common Stocks	696,027,524
	(Cost $656,718,635)
MONEY MARKET FUNDS — 0.1%
955,558	Dreyfus Government Cash Management Fund, Institutional Shares - 5.22% (b)	955,558
	(Cost $955,558)
	Total Investments — 99.9%	696,983,082
	(Cost $657,674,193)

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(255)	S&P 500 Weeklys	$(123,564,075)	$4,890.00	02/02/24	$(232,815)
	(Premiums received $904,785)
	Net Other Assets and Liabilities — 0.1%				695,813
	Net Assets — 100.0%				$697,446,080

(a)	All or a portion of this security is held as collateral for the options written. At January 31, 2024, the value of these securities amounts to $43,907,330.
(b)	Rate shown reflects yield as of January 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$696,027,524	$696,027,524	$—	$—
Money Market Funds	955,558	955,558	—	—
Total Investments	$696,983,082	$696,983,082	$—	$—

LIABILITIES TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(232,815)	$(232,815)	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Automobiles — 0.9%
5,787	Winnebago Industries, Inc. (a)	$380,322
	Banks — 14.7%
8,516	Bank OZK (a)	384,157
14,111	Cadence Bank (a)	375,635
9,612	Cathay General Bancorp (a)	395,726
7,719	Comerica, Inc. (a)	405,865
14,126	Eagle Bancorp, Inc. (a)	350,184
5,926	East West Bancorp, Inc. (a)	431,472
26,294	First BanCorp (a)	438,584
8,394	International Bancshares Corp. (a)	443,707
11,552	OFG Bancorp (a)	424,767
14,777	Pacific Premier Bancorp, Inc. (a)	374,893
5,392	Popular, Inc. (a)	460,746
10,729	Synovus Financial Corp. (a)	404,054
18,730	Veritex Holdings, Inc. (a)	393,517
4,607	Wintrust Financial Corp. (a)	446,787
9,687	Zions Bancorp N.A. (a)	405,885
		6,135,979
	Building Products — 2.9%
3,026	Advanced Drainage Systems, Inc. (a)	394,651
2,803	Owens Corning (a)	424,738
3,446	UFP Industries, Inc. (a)	390,949
		1,210,338
	Capital Markets — 2.2%
2,567	Evercore, Inc., Class A (a)	440,831
6,370	Stifel Financial Corp. (a)	464,691
		905,522
	Chemicals — 1.0%
3,093	Westlake Corp. (a)	427,917
	Commercial Services & Supplies — 1.0%
2,563	Tetra Tech, Inc. (a)	405,415
	Communications Equipment — 1.3%
14,504	Juniper Networks, Inc. (a)	536,068
	Construction & Engineering — 1.0%
4,642	AECOM (a)	409,378
	Consumer Finance — 3.3%
12,483	Ally Financial, Inc. (a)	457,876
23,442	SLM Corp. (a)	466,027
11,777	Synchrony Financial (a)	457,772
		1,381,675
	Electrical Equipment — 1.9%
1,295	Hubbell, Inc. (a)	434,563
2,882	Regal Rexnord Corp. (a)	384,632
		819,195
	Electronic Equipment, Instruments & Components — 4.9%
3,810	Advanced Energy Industries, Inc. (a)	396,926
15,187	Benchmark Electronics, Inc. (a)	411,871
7,935	Crane NXT Co. (a)	462,452

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
1,626	Littelfuse, Inc. (a)	$393,329
17,502	Vishay Intertechnology, Inc. (a)	380,319
		2,044,897
	Energy Equipment & Services — 1.0%
9,815	Cactus, Inc., Class A	416,549
	Financial Services — 6.2%
12,487	Equitable Holdings, Inc. (a)	408,200
8,396	Essent Group Ltd. (a)	463,123
8,471	Jackson Financial, Inc., Class A (a)	424,143
22,653	MGIC Investment Corp. (a)	449,436
15,240	Radian Group, Inc. (a)	441,655
4,083	Walker & Dunlop, Inc. (a)	394,377
		2,580,934
	Ground Transportation — 2.9%
2,255	Landstar System, Inc. (a)	432,328
20,480	Marten Transport Ltd. (a)	378,880
16,811	Schneider National, Inc., Class B (a)	412,206
		1,223,414
	Household Durables — 6.2%
4,957	Century Communities, Inc. (a)	429,772
13,796	Ethan Allen Interiors, Inc. (a)	401,878
11,778	La-Z-Boy, Inc. (a)	409,992
8,016	M.D.C. Holdings, Inc. (a)	501,641
4,140	PulteGroup, Inc. (a)	432,878
4,146	Toll Brothers, Inc. (a)	411,905
		2,588,066
	Insurance — 4.2%
3,585	American Financial Group, Inc. (a)	431,634
8,786	Fidelity National Financial, Inc. (a)	439,564
5,453	Principal Financial Group, Inc. (a)	431,332
9,801	Unum Group (a)	473,780
		1,776,310
	Machinery — 8.3%
3,549	AGCO Corp. (a)	434,149
6,457	Donaldson Co., Inc.	417,057
5,003	Graco, Inc. (a)	426,756
2,019	IDEX Corp. (a)	427,018
3,674	ITT, Inc. (a)	443,746
9,518	Mueller Industries, Inc. (a)	456,864
1,490	Snap-on, Inc. (a)	431,996
7,274	Terex Corp. (a)	446,842
		3,484,428
	Marine Transportation — 1.1%
4,100	Matson, Inc. (a)	459,323
	Media — 2.1%
12,926	Interpublic Group of (The) Cos., Inc. (a)	426,429
4,887	Omnicom Group, Inc. (a)	441,687
		868,116

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining — 4.5%
1,376	Alpha Metallurgical Resources, Inc. (a)	$549,354
8,854	Commercial Metals Co. (a)	462,356
1,570	Reliance Steel & Aluminum Co. (a)	448,110
3,415	Steel Dynamics, Inc. (a)	412,156
		1,871,976
	Oil, Gas & Consumable Fuels — 8.6%
8,089	California Resources Corp. (a)	385,683
2,593	Chord Energy Corp. (a)	398,700
6,089	Civitas Resources, Inc. (a)	394,628
4,368	CONSOL Energy, Inc. (a)	413,213
10,979	EQT Corp. (a)	388,657
19,799	Magnolia Oil & Gas Corp., Class A (a)	408,255
7,545	Matador Resources Co. (a)	414,145
11,099	SM Energy Co. (a)	411,551
263	Texas Pacific Land Corp. (a)	384,330
		3,599,162
	Paper & Forest Products — 1.0%
6,275	Louisiana-Pacific Corp. (a)	417,601
	Personal Care Products — 1.0%
3,065	Inter Parfums, Inc. (a)	426,495
	Professional Services — 4.0%
12,309	Genpact Ltd. (a)	441,893
3,771	Insperity, Inc. (a)	432,496
29,805	Resources Connection, Inc. (a)	401,175
4,934	Robert Half, Inc. (a)	392,451
		1,668,015
	Real Estate Management & Development — 0.9%
10,544	Marcus & Millichap, Inc. (a)	401,621
	Semiconductors & Semiconductor Equipment — 3.7%
12,335	Amkor Technology, Inc. (a)	390,526
3,703	Skyworks Solutions, Inc. (a)	386,815
3,885	Teradyne, Inc. (a)	375,252
2,263	Universal Display Corp. (a)	384,190
		1,536,783
	Specialty Retail — 2.9%
5,489	Best Buy Co., Inc. (a)	397,898
10,046	Buckle (The), Inc. (a)	373,611
2,935	Dick’s Sporting Goods, Inc. (a)	437,520
		1,209,029
	Technology Hardware, Storage & Peripherals — 1.0%
4,730	NetApp, Inc. (a)	412,456
	Textiles, Apparel & Luxury Goods — 2.9%
5,352	Columbia Sportswear Co. (a)	424,199
14,013	Movado Group, Inc. (a)	386,479
10,106	Steven Madden Ltd. (a)	423,239
		1,233,917

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 2.1%
3,630	Boise Cascade Co. (a)	$491,720
997	Watsco, Inc. (a)	389,807
		881,527
	Total Investments — 99.7%	41,712,428
	(Cost $40,190,156)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(18)	Russell 2000® Index	$(3,505,216)	$1,975.00	02/02/24	(22,140)
	(Premiums received $52,527)
	Net Other Assets and Liabilities — 0.3%				138,230
	Net Assets — 100.0%				$41,828,518

(a)	All or a portion of this security is held as collateral for the options written. At January 31, 2024, the value of these securities amounts to $2,784,689.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$41,712,428	$41,712,428	$—	$—

LIABILITIES TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(22,140)	$(22,140)	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.6%
	Communications Equipment — 6.3%
1,181	ADTRAN Holdings, Inc. (a)	$7,399
3,287	Cisco Systems, Inc. (a)	164,942
3,734	Juniper Networks, Inc. (a)	138,008
490	Motorola Solutions, Inc. (a)	156,555
7,588	Nokia Oyj, ADR (a)	27,317
380	Ubiquiti, Inc. (a)	47,781
		542,002
	Diversified Telecommunication Services — 6.8%
127	ATN International, Inc. (a)	4,686
3,952	BCE, Inc. (a)	159,463
857	Cogent Communications Holdings, Inc. (a)	66,161
3,168	Telefonica S.A., ADR (a)	12,957
507	Telkom Indonesia Persero Tbk PT, ADR (a)	12,756
8,611	TELUS Corp. (a)	154,137
4,129	Verizon Communications, Inc. (a)	174,863
		585,023
	Electronic Equipment, Instruments & Components — 5.5%
851	Amphenol Corp., Class A (a)	86,036
352	Avnet, Inc. (a)	15,946
16	Bel Fuse, Inc., Class B (a)	1,070
146	Benchmark Electronics, Inc. (a)	3,960
235	CDW Corp. (a)	53,279
5,180	Corning, Inc. (a)	168,298
129	Methode Electronics, Inc. (a)	2,678
205	TD SYNNEX Corp. (a)	20,496
858	TE Connectivity Ltd. (a)	121,999
262	Vishay Intertechnology, Inc. (a)	5,693
		479,455
	Interactive Media & Services — 0.3%
230	Autohome, Inc., ADR (a)	5,796
422	JOYY, Inc., ADR (a)	12,939
161	Shutterstock, Inc. (a)	7,562
		26,297
	IT Services — 10.4%
370	Amdocs Ltd. (a)	33,922
1,284	Cognizant Technology Solutions Corp., Class A (a)	99,022
83	Hackett Group (The), Inc. (a)	1,919
1,730	Infosys Ltd., ADR (a)	34,358
3,969	International Business Machines Corp. (a)	728,946
		898,167
	Media — 2.3%
37	Cable One, Inc. (a)	20,310
3,774	Comcast Corp., Class A (a)	175,642
		195,952
	Professional Services — 1.5%
124	Concentrix Corp. (a)	11,020
97	CSG Systems International, Inc. (a)	4,880
1,261	Dun & Bradstreet Holdings, Inc. (a)	14,615

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
211	KBR, Inc. (a)	$10,995
284	Leidos Holdings, Inc. (a)	31,374
102	Science Applications International Corp. (a)	13,021
725	SS&C Technologies Holdings, Inc. (a)	44,240
		130,145
	Semiconductors & Semiconductor Equipment — 41.0%
405	Amkor Technology, Inc. (a)	12,822
1,415	Analog Devices, Inc. (a)	272,189
1,052	Applied Materials, Inc. (a)	172,844
128	ASML Holding N.V. (a)	111,337
685	Broadcom, Inc. (a)	808,300
207	KLA Corp. (a)	122,966
128	Kulicke & Soffa Industries, Inc. (a)	6,441
205	Lam Research Corp. (a)	169,160
1,588	Microchip Technology, Inc. (a)	135,266
1,045	Micron Technology, Inc. (a)	89,609
50	Monolithic Power Systems, Inc. (a)	30,136
762	NXP Semiconductors N.V. (a)	160,454
88	Power Integrations, Inc. (a)	6,596
4,742	QUALCOMM, Inc. (a)	704,234
662	Skyworks Solutions, Inc. (a)	69,153
4,105	Texas Instruments, Inc. (a)	657,293
1,413	United Microelectronics Corp., ADR (a)	10,894
57	Universal Display Corp. (a)	9,677
		3,549,371
	Software — 15.7%
220	A10 Networks, Inc. (a)	2,941
351	Adeia, Inc. (a)	4,261
118	Dolby Laboratories, Inc., Class A (a)	9,815
2,242	Gen Digital, Inc. (a)	52,642
113	InterDigital, Inc. (a)	11,871
247	Intuit, Inc. (a)	155,939
1,701	Microsoft Corp. (a)	676,284
1,281	Open Text Corp. (a)	55,864
152	Opera Ltd., ADR (a)	1,669
2,719	Oracle Corp. (a)	303,712
109	Progress Software Corp. (a)	6,192
84	Roper Technologies, Inc. (a)	45,108
136	SAP SE, ADR (a)	23,542
172	Sapiens International Corp. N.V. (a)	4,696
		1,354,536
	Technology Hardware, Storage & Peripherals — 6.0%
796	Dell Technologies, Inc., Class C (a)	65,972
5,699	Hewlett Packard Enterprise Co. (a)	87,138
5,499	HP, Inc. (a)	157,876
327	Logitech International S.A. (a)	27,269
706	NetApp, Inc. (a)	61,563

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
1,156	Seagate Technology Holdings PLC (a)	$99,046
1,356	Xerox Holdings Corp. (a)	25,032
		523,896
	Wireless Telecommunication Services — 3.8%
2,055	America Movil SAB de C.V., ADR (a)	37,093
3,567	Rogers Communications, Inc., Class B (a)	166,614
1,132	Telephone and Data Systems, Inc. (a)	21,746
12,224	Vodafone Group PLC, ADR (a)	105,126
		330,579
	Total Investments — 99.6%	8,615,423
	(Cost $8,260,931)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(31)	S&P 500® Mini Index	$(1,502,136)	$489.00	02/02/24	(3,069)
	(Premiums received $10,794)
	Net Other Assets and Liabilities — 0.4%				32,431
	Net Assets — 100.0%				$8,644,785

(a)	All or a portion of this security is held as collateral for the options written. At January 31, 2024, the value of these securities amounts to $1,846,481.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$8,615,423	$8,615,423	$—	$—

LIABILITIES TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,069)	$(3,069)	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund IV
Additional Information
January 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.